Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Borrowings

	2019 RMB million	2018 RMB million
Non-current
Long-term bank borrowings
– secured (note (a))	2,995	3,934
– unsecured	828	4,556
Guaranteed bonds (note (b))	12,784	13,377
Unsecured bonds (note (b))	9,997	4,000

	26,604	25,867

Current
Current portion of long-term bank borrowings
– secured (note (a))	939	997
– unsecured	1,009	76
Current portion of guaranteed bonds (note (b))	2,585	732
Current portion of unsecured bonds (note (b))	—	4,834
Short-term bank borrowings
– unsecured	2,200	8,120
Short-term debentures (note (c))	18,500	14,500

	25,233	29,259

	51,837	55,126

The borrowings are repayable as follows:

	2019	2018
	RMB million	RMB million
Within one year	25,233	29,259
In the second year	8,104	7,469
In the third to fifth years, inclusive	14,821	14,258
After the fifth year	3,679	4,140

Total borrowings	51,837	55,126

Notes:

(a)	As at December 31, 2019, the secured bank borrowings of the Group were secured by the related aircraft and buildings with a net carrying amount of RMB7,243 million (2018: RMB8,391 million) (Note 17).

(b)
On March 18, 2013, the Company issued
ten-year
guaranteed bonds with a principal amount of RMB4.8 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 5.05% per annum, which is payable annually. The principal of the bonds will mature and become repayable on March 18, 2023. CEA Holding has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds (Note 48(d)).

On July 14, 2016, the Company issued five-year medium-term bonds with a principal amount of RMB4 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 3.39% per annum, which is payable annually. The principal of the bonds will mature and become repayable on July 14, 2021.

On October 24, 2016, the Company issued ten-year corporate bonds with a total principal amount of RMB3 billion, of which bonds of RMB1.5 billion bear interest at the rate of 3.03% per annum and the remaining bonds of RMB1.5 billion bear interest at the rate of 3.30% per annum. The bonds interest is payable annually. The principal of the bonds will mature and become repayable on October 24, 2026. CEA Holding has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds (Note 48(d)).
On November 16, 2017, Eastern Air Overseas issued three-year corporate bonds with a principal amount of SGD500 million, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 2.80% per annum, which is payable semi-annually. The principal of the bonds will mature and become repayable on November 16, 2020. The Company has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds.
On March 16, 2018, the Company issued three-year Credit Enhanced bonds with a total principal amount of JPY10 billion
.
The bonds bear interest at the rate of 0.33% per annum, which is payable semi-annually. The principal of the bonds will mature and become repayable on March 16, 2021. Sumitomo Mitsui Banking Corporation (Hong Kong) has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds.
On March 16, 2018, the Company issued three-year Credit Enhanced bonds with a total principal amount of JPY20 billion
.
The bonds bear interest at the rate of 0.64% per annum, which is payable semi-annually. The principal of the bonds will mature and become repayable on March 16, 2021. The bonds are secured by a standby letter of credit issued by Bank of China Limited acting through its Tokyo Branch.
On March 16, 2018, the Company issued three-year Credit Enhanced bonds with a total principal amount of JPY20 billion. The bonds bear interest at the rate of 0.64% per annum, which is payable semi-annually. The principal of the bonds will mature and become repayable on March 16, 2021. The bonds are secured by a standby letter of credit issued by Industrial and Commercial Bank of China Limited acting through its Shanghai Municipal Branch.
On March 7, 2019, the Company issued three-year medium-term bonds with a principal amount of RMB3 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 3.70% per annum, which is payable annually. The principal of the bonds will mature and become repayable on March 7, 2022.
On August 19, 2019, the Company issued five-year corporate bonds with a total principal amount of RMB3 billion. The bonds bear interest at the rate of 3.60% per annum, which is payable annually. The principal of the bonds will mature and become repayable on August 19, 2024.
On December 6, 2019, Eastern Air Overseas issued three-year corporate bonds with a principal amount of KRW300 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 2.40% per annum, which is payable annually. The principal of the bonds will mature and become repayable on December 6, 2022. The Company has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds.

c)	On May 29, 2019, the Company issued short-term debentures with a principal of RMB2 billion and maturity of 267 days. The debentures bear interest at the rate of 3.10% per annum.
On June 13, 2019, the Company issued short-term debentures with a principal of RMB3 billion and maturity of 266 days. The debentures bear interest at the rate of 3.15% per annum.
On July 3, 2019, the Company issued short-term debentures with a principal of RMB3 billion and maturity of 267 days. The debentures bear interest at the rate of 2.98% per annum.
On October 25, 2019, the Company issued short-term debentures with a principal of RMB3 billion and maturity of 179 days. The debentures bear interest at the rate of 2.00% per annum.
On November 15, 2019, the Company issued short-term debentures with a principal of RMB3 billion and maturity of 270 days. The debentures bear interest at the rate of 2.00% per annum.
On November 26, 2019, the Company issued short-term debentures with a principal of RMB2 billion and maturity of 177 days. The debentures bear interest at the rate of 1.70% per annum.
On December 6, 2019, the Company issued short-term debentures with a principal of RMB2.5 billion and maturity of 270 days. The debentures bear interest at the rate of 2.00% per annum.

Long-term borrowings [member]
Statement [Line Items]
Summary of Borrowings
The terms of the long-term borrowings and bonds were summarized as follows:

	Interest rate and final maturities	2019	2018
		RMB million	RMB million
Long-term bank borrowings
RMB denominated	interest rates ranging from 2.65% to 3.92% with final maturities through 2024 (2018: 3.10% to 3.48%)	1,828	4,528
USD denominated	interest rates ranging from 6-month libor +0.70% to 6-month libor +1.65% with final maturities through 202 2 (2018: 6-month libor +0.55% to 6-month libor +2.85%)	870	1,469
EUR denominated	interest rates at 3 months Euribor+0.5% with final maturities through 2026 (2018: 3 months Euribor+0.5%)	3,073	3,566

Guaranteed bonds
RMB denominated	interest rates ranging from 3.03% to 5.05% with final maturities through 2026 (2018: 3.03% to 5.05%)	7,796	7,795
SGD denominated	interest rates at 2.80% with final maturities through 2020 (2018: 2.80%)	2,585	2,498
JPY denominated	interest rates ranging from 0.33% to 0.64% with final maturities through 2021 (2018: 0.33% to 0.64%)	3,197	3,084
KRW denominated	interest rate at 2.40% with final maturities through 2022 (2018: 2.05%)	1,791	732

Unsecured bonds
RMB denominated	interest rates ranging from 3.39% to 3.70% with final maturities through 2024 (2018: from 3.00% to 3.39%)	9,997	8,500
KRW denominated	interest rate at 2.85% with final maturities through 2019 (2018: 2.85%)	—	334

		31,137	32,506